Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	VAALCO ENERGY INC /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32167
Entity Tax Identification Number	76-0274813
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	623-0801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	EGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000894627